SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal			$ (6)	$ 1
State			27	21
Total current			21	22
Deferred:
Federal			(1,862)	(897)
State			(235)	(263)
Change in valuation allowance			2,097	1,160
Total deferred
Total income tax expense (benefit)			$ 21	$ 22